Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income	$ 383	$ 402	$ 1,967	$ 2,293	$ 13,897
Net (income) loss attributable to noncontrolling interests	(11)	(13)	(51)	(46)	(51)
Net income attributable to GE HealthCare	372	389	$ 1,916	$ 2,247	$ 13,846
Deemed preferred stock dividend of redeemable noncontrolling interest	(183)	0
Net income attributable to GE HealthCare common stockholders	$ 189	$ 389
Denominator:
Basic weighted-average shares outstanding	454	454
Dilutive effect of common stock equivalents	3	0
Diluted weighted-average shares outstanding	457	454
Basic earnings per share	$ 0.42	$ 0.86
Diluted earnings per share	$ 0.41	$ 0.86
Antidilutive securities	4	0